Inventories - Components (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventory [Line Items]
Inventories	€ 6,703	€ 9,996
Cost of inventories recognised as expense during period	46,783	84,506	€ 84,849
Cost
Disclosure Of Inventory [Line Items]
Inventories	7,945	11,176
Accumulated impairment
Disclosure Of Inventory [Line Items]
Inventories	€ (1,242)	€ (1,180)	€ (1,162)